FIXED ASSETS, NET - Average depreciation rate and accumulated depreciation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PP&E
PP&E	R$ 32,370,392	R$ 27,965,837	R$ 26,812,925	R$ 29,546,644
Accelerated depreciation
PP&E
PP&E	(27,822,835)	(26,547,275)
Generation
PP&E
PP&E	30,901,898	25,218,110	23,856,780
Generation | Accelerated depreciation
PP&E
PP&E	R$ (26,286,163)	R$ (24,329,630)
Hydro
PP&E
Average rate of depreciation	2.29%	2.48%
Hydro | Accelerated depreciation
PP&E
PP&E	R$ (17,649,397)	R$ (17,147,108)
Nuclear
PP&E
Average rate of depreciation	3.26%	3.93%
Nuclear | Accelerated depreciation
PP&E
PP&E	R$ (5,324,411)	R$ (4,842,938)
Thermal
PP&E
Average rate of depreciation	2.94%	3.26%
Thermal | Accelerated depreciation
PP&E
PP&E	R$ (3,098,681)	R$ (2,166,751)
Wind
PP&E
Average rate of depreciation	4.40%	6.99%
Wind | Accelerated depreciation
PP&E
PP&E	R$ (205,100)	R$ (164,395)
Marketing
PP&E
Average rate of depreciation	3.16%	2.92%
Marketing | Accelerated depreciation
PP&E
PP&E	R$ (8,574)	R$ (8,438)
Distribution
PP&E
Average rate of depreciation		3.00%
PP&E		R$ 1,050,417	1,108,115	1,165,812
Distribution | Accelerated depreciation
PP&E
PP&E		R$ (680,505)	(622,807)	R$ (565,110)
Administration
PP&E
Average rate of depreciation	5.54%	6.31%
PP&E	R$ 1,468,494	R$ 1,697,310	R$ 1,848,030
Administration | Accelerated depreciation
PP&E
PP&E	R$ (1,536,672)	R$ (1,537,139)